CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accounts Receivable - Tenants, allowance for possible losses (in dollars)	$ 35,000	$ 35,000
Financing costs, accumulated amortization (in dollars)	5,707,043	5,392,802
Leasing costs, accumulated amortization (in dollars)	1,205,985	934,399
Lease intangibles costs, accumulated amortization (in dollars)	$ 569,737	$ 50,479
Common stock, par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Common stock, share authorized	13,350,000	13,350,000
Common stock, share issued	9,851,914	9,759,014
Common stock, shares outstanding	9,851,914	9,759,014
Excess stock par or stated value per share (in dollars per share)	$ 0.0001	$ 0.0001
Excess stock, shares authorized	6,500,000	6,500,000
Excess stock, shares issued	0	0
Excess stock, shares outstanding	0	0
Series A junior participating preferred stock, par value (in dollars per share)	$ 0.0001	$ 0.0001
Series A junior participating preferred stock, shares authorized	150,000	150,000
Series A junior participating preferred stock, shares issued	0	0
Series A junior participating preferred stock, shares outstanding	0	0